Note 12 - Deferred Share Units (Details) - Deferred Share Units - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Additional paid in capital	$ 0	$ 7,565	$ 30,355
Additional paid in capital	0	866	1,738
Accrued liability	$ 0	$ 0	$ 7,562
Accrued liability	0	0	866